Fair Value Measurements and Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Schedule of Cash Equivalents and Marketable Securities

The following table summarizes the Company’s cash equivalents and marketable securities as of June 30, 2019, in thousands:

	Fair Value Measurements at June 30, 2019 Using:
	Level 1	Level 2	Level 3	Total
Cash Equivalents
Money market funds	$575	$—	$—	$—
U.S. government securities	—	22,587	—	—
Corporate bonds	—	5,806	—	—
Commercial paper		37,433
Total cash equivalents	$575	$65,826	$—	$—
Marketable securities
Corporate bonds		79,765
Commercial paper		206,983
Total marketable securities	—	286,748	—	—
Total	$575	$352,574	$—	$—

Schedule of Marketable Securities

The following table summarizes the Company’s marketable securities as of June 30, 2019, in thousands:

	At June 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government securities	$22,587	$—	$—	$22,587
Corporate bonds	212,708	171	(90)	212,789
Commercial paper	117,171	60	(33)	117,198
Total	$352,466	$231	$(123)	$352,574

Schedule of Available-for-Sale Debt Securities by contractual Maturity

The following table summarizes the Company’s available-for-sale debt securities by contractual maturity, as of June 30, 2019, in thousands:

At June 30, 2019
Amortized Cost
Due in one year	$295,232
Due after one year through three years	57,342
Total	$352,574